UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2013




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA ULTRA SHORT-TERM BOND FUND
MARCH 31, 2013

                                                                      (Form N-Q)

                                             (C)2013, USAA. All rights reserved.
94424-0513

================================================================================

PORTFOLIO OF INVESTMENTS

USAA ULTRA SHORT-TERM BOND FUND
March 31, 2013 (unaudited)

PRINCIPAL                                                                                       MARKET
AMOUNT                                                      COUPON                               VALUE
(000)       SECURITY                                          RATE        MATURITY               (000)
------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (48.4%)

            CONSUMER DISCRETIONARY (3.9%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.3%)
$    1,375  Nissan Motor Acceptance Corp. (a)                 4.50%       1/30/2015          $   1,464
                                                                                             ---------
            CABLE & SATELLITE (1.3%)
     2,963  Charter Communications Operating, LLC (b)         2.46       12/15/2016              2,985
     1,846  CSC Holdings, Inc. (b)                            1.95        3/29/2016              1,860
     1,000  NBC Universal Enterprise (a)                      0.82 (c)    4/15/2016              1,000
                                                                                             ---------
                                                                                                 5,845
                                                                                             ---------
            CASINOS & GAMING (1.1%)
       507  Las Vegas Sands, LLC (b)                          1.71        5/23/2014                508
     2,471  Las Vegas Sands, LLC (b)                          1.71        5/23/2014              2,478
     1,995  MGM Resorts International (b)                     3.28       12/20/2017              2,002
                                                                                             ---------
                                                                                                 4,988
                                                                                             ---------
            GENERAL MERCHANDISE STORES (0.5%)
     2,000  Dollar General Corp. (b)                          2.95        7/07/2014              2,005
                                                                                             ---------
            HOUSEWARES & SPECIALTIES (0.2%)
     1,000  Newell Rubbermaid, Inc.                           2.00        6/15/2015              1,018
                                                                                             ---------
            SPECIALTY STORES (0.5%)
     2,000  Staples, Inc.                                     2.75        1/12/2018              2,024
                                                                                             ---------
            Total Consumer Discretionary                                                        17,344
                                                                                             ---------
            CONSUMER STAPLES (0.5%)
            -----------------------
            FOOD RETAIL (0.5%)
     2,000  Safeway, Inc.                                     5.63        8/15/2014              2,121
                                                                                             ---------
            ENERGY (2.2%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.4%)
     1,650  EQT Corp.                                         5.15        3/01/2018              1,808
                                                                                             ---------
            OIL & GAS REFINING & MARKETING (0.8%)
     2,000  Energy Transfer Equity, LP (b)                    3.75        3/24/2017              2,012
     1,000  Tesoro Corp. (b),(d)                              2.55        1/30/2016              1,014
       755  Valero Energy Corp. (e)                           4.75        6/15/2013                762
                                                                                             ---------
                                                                                                 3,788
                                                                                             ---------
            OIL & GAS STORAGE & TRANSPORTATION (1.0%)
       605  Enterprise Products Operating, LLC                5.65        4/01/2013                605
       550  NuStar Pipeline Operating Partnership, LP         5.88        6/01/2013                553
     1,205  Spectra Energy Capital, LLC                       5.50        3/01/2014              1,256
     2,000  Spectra Energy Partners, LP                       2.95        6/15/2016              2,075
                                                                                             ---------
                                                                                                 4,489
                                                                                             ---------
            Total Energy                                                                        10,085
                                                                                             ---------

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1  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                      COUPON                               VALUE
(000)       SECURITY                                          RATE        MATURITY               (000)
------------------------------------------------------------------------------------------------------
            FINANCIALS (32.9%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
$    1,000  State Street Bank & Trust Co.                     0.48% (c)  12/08/2015          $     993
                                                                                             ---------
            CONSUMER FINANCE (1.4%)
     1,000  Capital One Bank USA, N.A.                        5.13        2/15/2014              1,039
     2,000  Capital One Financial Corp.                       1.45 (c)    7/15/2014              2,022
     1,000  Ford Motor Credit Co., LLC                        3.88        1/15/2015              1,040
     2,000  Ford Motor Credit Co., LLC                        2.75        5/15/2015              2,043
                                                                                             ---------
                                                                                                 6,144
                                                                                             ---------
            DIVERSIFIED BANKS (5.5%)
     3,500  Abbey National Treasury Services                  1.60 (c)    4/25/2013              3,500
     1,400  Abbey National Treasury Services                  1.88 (c)    4/25/2014              1,414
     2,000  Barclays Bank plc                                 5.20        7/10/2014              2,109
       975  HSBC USA, Inc.                                    4.63        4/01/2014              1,012
     2,000  HSBC USA, Inc.                                    2.38        2/13/2015              2,059
     2,000  Lloyds TSB Bank plc                               2.65 (c)    1/24/2014              2,033
     3,000  Societe Generale (a)                              2.50        1/15/2014              3,047
     1,400  SSIF Nevada, LP (a)                               1.01 (c)    4/14/2014              1,409
     1,300  U.S. Bancorp                                      3.44        2/01/2016              1,384
     2,000  Wachovia Corp.                                    0.64 (c)   10/28/2015              1,988
     2,500  Wells Fargo & Co.                                 0.50 (c)   10/28/2015              2,492
     2,000  Wells Fargo Bank N.A.                             0.50 (c)    5/16/2016              1,969
                                                                                             ---------
                                                                                                24,416
                                                                                             ---------
            DIVERSIFIED CAPITAL MARKETS (1.0%)
     1,500  Credit Suisse New York                            5.00        5/15/2013              1,509
     1,000  Credit Suisse New York                            3.50        3/23/2015              1,054
     1,000  Deutsche Bank AG                                  4.88        5/20/2013              1,006
       814  UBS AG                                            2.25        8/12/2013                818
                                                                                             ---------
                                                                                                 4,387
                                                                                             ---------
            LIFE & HEALTH INSURANCE (3.5%)
     2,067  Lincoln National Corp.                            4.30        6/15/2015              2,214
     1,642  MetLife Global Funding I (a)                      5.13        4/10/2013              1,644
     1,000  MetLife Global Funding I (a)                      1.06 (c)    1/10/2014              1,005
       725  MetLife Global Funding I (a)                      5.13        6/10/2014                764
     1,500  MetLife Institutional Fund (a)                    1.21 (c)    4/04/2014              1,513
     1,000  New York Life Global Funding (a)                  1.30        1/12/2015              1,014
     1,000  New York Life Global Funding (a)                  0.80        2/12/2016                998
       365  Pricoa Global Funding I (a)                       5.30        9/27/2013                373
     1,000  Principal Life Global Funding II (a)              1.00       12/11/2015              1,003
     2,000  Principal Life Income Funding Trust               5.55        4/27/2015              2,196
     2,700  Prudential Financial, Inc. (a)                    3.00        9/30/2015              2,817
                                                                                             ---------
                                                                                                15,541
                                                                                             ---------
            MULTI-SECTOR HOLDINGS (0.8%)
     3,000  Leucadia National Corp.                           8.13        9/15/2015              3,416
                                                                                             ---------
            OTHER DIVERSIFIED FINANCIAL SERVICES (6.3%)
     2,000  Bank of America Corp.                             1.86 (c)    7/11/2014              2,029
     1,000  Bank of America Corp.                             1.10 (c)    3/22/2016                997
     2,500  Bank of America Corp.                             0.62 (c)    8/15/2016              2,423
     1,500  Citigroup, Inc.                                   5.13        5/05/2014              1,569
     1,000  Citigroup, Inc.                                   5.00        9/15/2014              1,050
     1,000  Citigroup, Inc.                                   2.25        8/07/2015              1,024
     1,000  Citigroup, Inc.                                   1.25        1/15/2016              1,000
     2,000  Citigroup, Inc.                                   0.55 (c)    6/09/2016              1,930
       900  General Electric Capital Corp.                    1.28 (c)    9/23/2013                904
     1,000  General Electric Capital Corp.                    0.54 (c)    9/15/2014              1,001
     2,000  General Electric Capital Corp.                    1.34 (c)    7/02/2015              2,029
     1,000  General Electric Capital Corp.                    0.88 (c)   12/11/2015              1,009
     1,500  General Electric Capital Corp.                    0.51 (c)    1/08/2016              1,491

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                      COUPON                               VALUE
(000)       SECURITY                                          RATE        MATURITY               (000)
------------------------------------------------------------------------------------------------------
$    2,565  JPMorgan Chase & Co. (e)                          5.13%       9/15/2014          $   2,722
     2,168  JPMorgan Chase & Co.                              5.25        5/01/2015              2,351
     2,841  JPMorgan Chase & Co.                              1.49 (c)    9/01/2015              2,843
     2,000  Merrill Lynch & Co., Inc.                         0.76 (c)    1/15/2015              1,989
                                                                                             ---------
                                                                                                28,361
                                                                                             ---------
            PROPERTY & CASUALTY INSURANCE (0.3%)
     1,374  CNA Financial Corp.                               5.85       12/15/2014              1,480
                                                                                             ---------
            REGIONAL BANKS (5.7%)
     1,000  AmSouth Bank, N.A.                                4.85        4/01/2013              1,001
     2,000  Associated Banc Corp.                             1.88        3/12/2014              2,009
     6,000  Branch Banking & Trust Co.                        0.60 (c)    9/13/2016              5,938
     2,200  Fifth Third Bancorp                               0.70 (c)   12/20/2016              2,168
     1,968  Key Bank, N.A.                                    4.95        9/15/2015              2,145
       661  National City Bank                                0.63 (c)   12/15/2016                657
       500  PNC Funding Corp.                                 0.50 (c)    1/31/2014                501
     1,500  Regions Financial Corp.                           7.75       11/10/2014              1,654
     1,000  Suntrust Bank                                     0.61 (c)    4/01/2015                990
     3,900  Suntrust Bank                                     0.58 (c)    8/24/2015              3,842
       772  Suntrust Bank                                     5.00        9/01/2015                842
     1,000  TCF National Bank                                 1.91 (c)    6/15/2014              1,000
     1,000  Zions Bancorp.                                    3.50        9/15/2015              1,005
     1,500  Zions Bancorp.                                    6.00        9/15/2015              1,582
                                                                                             ---------
                                                                                                25,334
                                                                                             ---------
            REITs - DIVERSIFIED (1.4%)
       850  Colonial Realty, LP                               5.50       10/01/2015                923
     1,275  Liberty Property, LP                              5.65        8/15/2014              1,351
     2,000  Washington REIT                                   5.25        1/15/2014              2,057
     2,000  Washington REIT                                   5.35        5/01/2015              2,135
                                                                                             ---------
                                                                                                 6,466
                                                                                             ---------
            REITs - INDUSTRIAL (0.1%)
       600  ProLogis, LP                                      4.00        1/15/2018                644
                                                                                             ---------
            REITs - OFFICE (2.4%)
       530  CommonWealth REIT                                 5.75        2/15/2014                539
     1,942  CommonWealth REIT                                 5.75       11/01/2015              2,091
     1,595  Digital Realty Trust, LP                          4.50        7/15/2015              1,696
     1,500  Mack-Cali Realty, LP                              4.60        6/15/2013              1,511
       640  Mack-Cali Realty, LP                              5.13        1/15/2015                681
     2,000  Mack-Cali Realty, LP                              2.50       12/15/2017              2,028
     2,240  Reckson Operating Partnership, LP                 5.88        8/15/2014              2,360
                                                                                             ---------
                                                                                                10,906
                                                                                             ---------
            REITs - RESIDENTIAL (0.2%)
     1,000  UDR, Inc.                                         5.50        4/01/2014              1,043
                                                                                             ---------
            REITs - RETAIL (3.7%)
     1,120  Developers Diversified Realty Corp.               5.50        5/01/2015              1,211
       500  Federal Realty Investment Trust                   5.40       12/01/2013                515
       500  Federal Realty Investment Trust                   5.95        8/15/2014                534
     2,450  Kimco Realty Corp.                                4.82        6/01/2014              2,564
       905  Kimco Realty Corp.                                5.58       11/23/2015              1,006
     4,050  National Retail Properties, Inc.                  6.25        6/15/2014              4,287
       500  Pan Pacific Retail Properties, Inc.               5.25        9/01/2015                548
     2,000  Regency Centers, LP                               5.25        8/01/2015              2,172
     2,596  Simon Property Group, LP                          4.20        2/01/2015              2,739
     1,000  Weingarten Realty Investors                       4.99        9/03/2013              1,017
                                                                                             ---------
                                                                                                16,593
                                                                                             ---------
            REITs - SPECIALIZED (0.4%)
     1,680  Health Care Property Investors, Inc.              5.65       12/15/2013              1,738
                                                                                             ---------
            Total Financials                                                                   147,462
                                                                                             ---------

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3  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                      COUPON                               VALUE
(000)       SECURITY                                          RATE        MATURITY               (000)
------------------------------------------------------------------------------------------------------
            HEALTH CARE (1.5%)
            ------------------
            HEALTH CARE FACILITIES (0.4%)
$    1,700  HCA, Inc. (b),(d)                                 3.30%       2/02/2016          $   1,707
                                                                                             ---------
            HEALTH CARE SUPPLIES (0.2%)
     1,000  DENTSPLY International, Inc.                      1.79 (c)    8/15/2013              1,004
                                                                                             ---------
            PHARMACEUTICALS (0.9%)
     2,000  AbbVie, Inc. (a)                                  1.06 (c)   11/06/2015              2,030
     1,995  Valeant Pharmaceuticals International, Inc. (b)   3.50        2/13/2019              2,022
                                                                                             ---------
                                                                                                 4,052
                                                                                             ---------
            Total Health Care                                                                    6,763
                                                                                             ---------
            INDUSTRIALS (1.6%)
            ------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
     1,000  Caterpillar Financial Services Corp.              0.53 (c)    2/26/2016              1,001
                                                                                             ---------
            TRUCKING (1.4%)
     1,000  Penske Truck Leasing Co., LP/PTL Finance
              Corp. (a)                                       2.50        7/11/2014              1,016
     3,000  Penske Truck Leasing Co., LP/PTL Finance
              Corp. (a)                                       3.13        5/11/2015              3,106
     1,000  Penske Truck Leasing Co., LP/PTL Finance
              Corp. (a)                                       2.50        3/15/2016              1,025
     1,000  Penske Truck Leasing Co., LP/PTL Finance
              Corp. (a)                                       2.88        7/17/2018              1,021
                                                                                             ---------
                                                                                                 6,168
                                                                                             ---------
            Total Industrials                                                                    7,169
                                                                                             ---------
            INFORMATION TECHNOLOGY (1.5%)
            -----------------------------
            COMPUTER HARDWARE (1.0%)
     1,000  Hewlett Packard Co.                               1.25        9/13/2013              1,002
     1,500  Hewlett Packard Co.                               6.13        3/01/2014              1,570
     2,000  HP Enterprise Services, LLC                       6.00        8/01/2013              2,035
                                                                                             ---------
                                                                                                 4,607
                                                                                             ---------
            OFFICE ELECTRONICS (0.5%)
     2,000  Xerox Corp.                                       1.68 (c)    9/13/2013              2,008
                                                                                             ---------
            Total Information Technology                                                         6,615
                                                                                             ---------
            MATERIALS (0.7%)
            ----------------
            CONSTRUCTION MATERIALS (0.7%)
     3,000  Lafarge North America, Inc.                       6.88        7/15/2013              3,055
        52  Vulcan Materials Co.                              6.30        6/15/2013                 53
                                                                                             ---------
                                                                                                 3,108
                                                                                             ---------
            Total Materials                                                                      3,108
                                                                                             ---------
            UTILITIES (3.6%)
            ----------------
            ELECTRIC UTILITIES (1.8%)
     1,000  Entergy New Orleans, Inc.                         5.25        8/01/2013              1,012
       532  FPL Group Capital, Inc.                           2.55       11/15/2013                538
     2,500  ITC Holdings Corp. (a)                            5.25        7/15/2013              2,524
       710  PPL Energy Supply, LLC                            5.70       10/15/2015                775
     3,186  Trans-Allegheny Interstate Line Co. (a)           4.00        1/15/2015              3,345
                                                                                             ---------
                                                                                                 8,194
                                                                                             ---------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
     1,500  AES Corp.                                         7.75        3/01/2014              1,584

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                      COUPON                               VALUE
(000)       SECURITY                                          RATE        MATURITY               (000)
------------------------------------------------------------------------------------------------------
$    1,750  Curtis Palmer, Inc. (a)                           5.90%       7/15/2014          $   1,742
                                                                                             ---------
                                                                                                 3,326
                                                                                             ---------
            MULTI-UTILITIES (1.1%)
     2,000  Alliant Energy Corp.                              4.00       10/15/2014              2,097
     1,500  CMS Energy Corp.                                  2.75        5/15/2014              1,533
     1,175  CMS Energy Corp.                                  4.25        9/30/2015              1,267
                                                                                             ---------
                                                                                                 4,897
                                                                                             ---------
            Total Utilities                                                                     16,417
                                                                                             ---------
            Total Corporate Obligations (cost: $214,279)                                       217,084
                                                                                             ---------

            EURODOLLAR AND YANKEE OBLIGATIONS (16.2%)

            CONSUMER DISCRETIONARY (1.1%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (1.1%)
     2,000  Daimler Finance N.A., LLC (a)                     1.64 (c)    7/11/2013              2,006
     2,000  Daimler Finance N.A., LLC (a)                     0.91 (c)    1/09/2015              2,009
     1,000  Daimler Finance N.A., LLC (a)                     1.65        4/10/2015              1,012
                                                                                             ---------
                                                                                                 5,027
                                                                                             ---------
            Total Consumer Discretionary                                                         5,027
                                                                                             ---------
            ENERGY (1.4%)
            -------------
            INTEGRATED OIL & GAS (0.9%)
     2,000  Petrobras International Finance Co.               3.88        1/27/2016              2,103
     2,000  Petrobras International Finance Co.               3.50        2/06/2017              2,070
                                                                                             ---------
                                                                                                 4,173
                                                                                             ---------
            OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     2,000  Woodside Finance Ltd. (a)                         4.50       11/10/2014              2,112
                                                                                             ---------
            Total Energy                                                                         6,285
                                                                                             ---------
            FINANCIALS (8.0%)
            -----------------
            DIVERSIFIED BANKS (6.2%)
     2,000  ABN AMRO Bank N.V. (a)                            1.38        1/22/2016              2,002
     1,000  ANZ National International Ltd. (a)               3.13        8/10/2015              1,045
     1,000  ANZ National International Ltd. (a)               1.85       10/15/2015              1,021
       970  Commonwealth Bank of Australia (a)                3.75       10/15/2014              1,017
     1,500  Commonwealth Bank of Australia                    1.95        3/16/2015              1,536
     1,500  Groupe BPCE S.A. (a)                              2.05 (c)    2/07/2014              1,517
     1,500  National Australia Bank Ltd. (a)                  1.03 (c)    4/11/2014              1,511
     1,000  National Australia Bank Ltd. (a)                  1.25 (c)    7/25/2014              1,011
     1,000  Norddeutsche Landesbank Girozentrale (a)          0.88       10/16/2015              1,004
     1,000  Nordea Bank AB (a)                                1.21 (c)    1/14/2014              1,007
     1,950  Rabobank Group (a)                                3.20        3/11/2015              2,037
     3,000  Santander Holdings USA, Inc.                      3.00        9/24/2015              3,078
     2,250  Standard Chartered plc (a)                        1.24 (c)    5/12/2014              2,271
     2,000  Standard Chartered plc (a)                        3.20        5/12/2016              2,116
     1,000  Sumitomo Mitsui Banking Corp. (a)                 1.25 (c)    7/22/2014              1,008
     1,500  Westpac Banking Corp.                             2.10        8/02/2013              1,509
     1,000  Westpac Banking Corp. (a)                         1.55 (c)    1/30/2014              1,009
     2,000  Westpac Banking Corp. (a)                         1.01 (c)    3/31/2014              2,015
                                                                                             ---------
                                                                                                27,714
                                                                                             ---------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
       300  ING Bank N.V. (a)                                 1.62 (c)   10/18/2013                302
     2,000  ING Bank N.V.                                     1.92 (c)    9/25/2015              2,041
     2,000  ING Bank N.V. (a)                                 2.00        9/25/2015              2,033
     2,000  ING Bank N.V. (a)                                 1.23 (c)    3/07/2016              2,000
                                                                                             ---------
                                                                                                 6,376
                                                                                             ---------

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5  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                      COUPON                               VALUE
(000)       SECURITY                                          RATE        MATURITY               (000)
------------------------------------------------------------------------------------------------------
            REITs - RETAIL (0.4%)
$    1,660  WEA Finance (a)                                   7.50%       6/02/2014          $   1,784
                                                                                             ---------
            Total Financials                                                                    35,874
                                                                                             ---------
            INDUSTRIALS (1.7%)
            ------------------
            AIRPORT SERVICES (0.7%)
     3,000  BAA Funding Ltd. (a)                              2.50        6/25/2015              3,091
                                                                                             ---------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
     1,500  CNH Capital, LLC                                  3.88       11/01/2015              1,545
                                                                                             ---------
            INDUSTRIAL CONGLOMERATES (0.7%)
     3,000  Hutchison Whampoa Ltd. (a)                        2.00       11/08/2017              3,032
                                                                                             ---------
            Total Industrials                                                                    7,668
                                                                                             ---------
            INFORMATION TECHNOLOGY (0.2%)
            -----------------------------
            SEMICONDUCTOR EQUIPMENT (0.2%)
     1,000  TSMC Global Ltd. (a),(d),(f)                      0.95        4/03/2016              1,000
                                                                                             ---------
            MATERIALS (3.7%)
            ----------------
            DIVERSIFIED METALS & MINING (1.6%)
     1,250  Anglo American Capital (a)                        2.15        9/27/2013              1,257
     2,000  Glencore Funding, LLC (a)                         6.00        4/15/2014              2,096
     1,750  Xstrata Finance Canada Ltd. (a)                   2.85       11/10/2014              1,794
     2,000  Xstrata Finance Canada Ltd. (a)                   1.80       10/23/2015              2,024
                                                                                             ---------
                                                                                                 7,171
                                                                                             ---------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.7%)
     3,000  Yara International ASA (a)                        5.25       12/15/2014              3,203
                                                                                             ---------
            METAL & GLASS CONTAINERS (0.5%)
     1,955  Rexam plc (a)                                     6.75        6/01/2013              1,991
                                                                                             ---------
            STEEL (0.9%)
     2,000  ArcelorMittal                                     4.25        2/25/2015              2,069
     2,000  ArcelorMittal                                     4.25        3/01/2016              2,074
                                                                                             ---------
                                                                                                 4,143
                                                                                             ---------
            Total Materials                                                                     16,508
                                                                                             ---------
            TELECOMMUNICATION SERVICES (0.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
       300  Telecom Italia Capital                            5.25       11/15/2013                306
                                                                                             ---------
            Total Eurodollar and Yankee Obligations
              (cost: $71,654)                                                                   72,668
                                                                                             ---------

            ASSET-BACKED SECURITIES (4.6%)

            FINANCIALS (4.6%)
            -----------------
            ASSET-BACKED FINANCING (4.6%)
     2,000  AmeriCredit Automobile Receivables Trust          4.26        2/08/2017              2,117
     2,000  AmeriCredit Automobile Receivables Trust          4.00        5/08/2017              2,116
     3,500  Arran Residential Mortgages Funding plc (a)       1.74 (c)   11/19/2047              3,557
       348  CIT Equipment Collateral (a)                      4.86        3/17/2014                349
     1,338  Enterprise Fleet Financing, LLC (a)               1.62        5/20/2017              1,346
     1,904  Gracechurch Mortgage Financing plc (a)            1.84 (c)   11/20/2056              1,942
       736  Holmes Master Issuer plc (a)                      1.70 (c)   10/15/2054                742
     1,500  Holmes Master Issuer plc (a)                      1.85 (c)   10/21/2054              1,525
     2,000  Permanent Master Issuer plc (a)                   1.70 (c)    7/15/2042              2,018
     1,142  Santander Consumer Acquired Receivable (a)        2.01        8/15/2016              1,152
     1,330  Santander Drive Auto Receivables Trust            2.35       11/16/2015              1,349

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                      COUPON                               VALUE
(000)       SECURITY                                          RATE        MATURITY               (000)
------------------------------------------------------------------------------------------------------
$    1,855  Santander Drive Auto Receivables Trust            4.01%       2/15/2017          $   1,939
       266  Santander Drive Auto Receivables Trust (a)        1.48        5/15/2017                267
       417  SLC Student Loan Trust                            0.42 (c)    1/15/2019                416
                                                                                             ---------
                                                                                                20,835
                                                                                             ---------
            Total Financials                                                                    20,835
                                                                                             ---------
            Total Asset-Backed Securities (cost: $20,601)                                       20,835
                                                                                             ---------
            COMMERCIAL MORTGAGE SECURITIES (12.4%)

            FINANCIALS (12.4%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (12.4%)
       167  Banc of America Commercial Mortgage, Inc.         4.50        7/10/2043                167
     1,975  Banc of America Commercial Mortgage, Inc.         5.60        7/10/2046              1,985
     2,405  Banc of America Commercial Mortgage, Inc.         5.68        7/10/2046              2,729
     3,275  Banc of America Commercial Mortgage, Inc.         5.62        2/10/2051              3,385
     2,393  Banc of America Commercial Mortgage, Inc.         6.02        2/10/2051              2,392
       242  Bear Stearns Commercial Mortgage
              Securities, Inc.                                5.71        9/11/2038                242
       799  Bear Stearns Commercial Mortgage
              Securities, Inc.                                5.46        3/11/2039                822
     1,445  Bear Stearns Commercial Mortgage
              Securities, Inc.                                4.67        6/11/2041              1,546
     1,000  Chase Commercial Mortgage Securities Corp. (a)    6.56        5/18/2030              1,029
       622  Citigroup Commercial Mortgage Trust               5.92        3/15/2049                653
         6  Citigroup Deutsche Bank Commercial
              Mortgage Trust                                  5.27        7/15/2044                  6
     2,343  Citigroup Deutsche Bank Commercial
              Mortgage Trust                                  5.28       12/11/2049              2,448
     1,478  Credit Suisse First Boston Mortgage
              Securities Corp.                                4.83        4/15/2037              1,569
     1,837  Credit Suisse First Boston Mortgage
              Securities Corp.                                5.10        8/15/2038              1,867
     1,698  GE Capital Commercial Mortgage Corp.              5.33       11/10/2045              1,704
     2,000  Greenwich Capital Commercial Funding Corp.        5.88        7/10/2038              2,245
     3,000  GS Mortgage Securities Corp. II                   5.62        4/10/2038              3,323
     1,703  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                4.65        1/12/2037              1,738
     1,391  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                5.20        8/12/2037              1,416
     1,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                5.12        7/15/2041              1,048
     1,254  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                5.45       12/12/2043              1,254
     1,500  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                5.37       12/15/2044              1,541
       704  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                5.88        4/15/2045                741
     1,151  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                5.58        5/12/2045              1,156
     3,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                5.82        2/12/2051              3,120
     1,015  LB-UBS Commercial Mortgage Trust                  5.17       11/15/2030              1,046
       976  LB-UBS Commercial Mortgage Trust                  4.57        1/15/2031              1,001
       147  LB-UBS Commercial Mortgage Trust                  5.08        2/15/2031                147
     1,324  LB-UBS Commercial Mortgage Trust                  5.35        2/15/2040              1,398
     1,662  LB-UBS Commercial Mortgage Trust                  5.40        2/15/2040              1,738
       591  Merrill Lynch Mortgage Trust                      5.24       11/12/2037                592
       840  Merrill Lynch Mortgage Trust                      5.64        5/12/2039                845
     1,039  Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                  6.13        8/12/2049              1,076
     1,263  Morgan Stanley Capital I, Inc.                    4.97        8/13/2042              1,301

================================================================================

7  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                      COUPON                               VALUE
(000)       SECURITY                                          RATE        MATURITY               (000)
------------------------------------------------------------------------------------------------------
$    2,030  Morgan Stanley Capital I, Inc.                    5.33%       3/15/2044          $   2,091
       232  Morgan Stanley Capital I, Inc.                    4.51        7/15/2056                237
       500  Timberstar Trust (a)                              6.21       10/15/2036                536
       197  Wachovia Bank Commercial Mortgage Trust           5.46       12/15/2044                197
       642  Wachovia Bank Commercial Mortgage Trust           5.58        3/15/2045                652
       348  Wachovia Bank Commercial Mortgage Trust           5.94        6/15/2045                353
     1,997  Wachovia Bank Commercial Mortgage Trust           5.31       11/15/2048              2,049
                                                                                             ---------
                                                                                                55,385
                                                                                             ---------
            Total Financials                                                                    55,385
                                                                                             ---------
            Total Commercial Mortgage Securities
              (cost: $55,194)                                                                   55,385
                                                                                             ---------

            U.S. GOVERNMENT AGENCY ISSUES (0.6%)(g)

            COMMERCIAL MORTGAGE-BACKED SECURITIES (0.6%)
    14,861  Fannie Mae (+)                                    2.25       12/25/2019              1,465
    22,725  Freddie Mac (+)                                   1.86        4/25/2017              1,301
                                                                                             ---------
                                                                                                 2,766
                                                                                             ---------
            Total U.S. Government Agency Issues
              (cost: $2,764)                                                                     2,766
                                                                                             ---------

            MUNICIPAL BONDS (7.3%)

            AGRICULTURAL PRODUCTS (0.5%)
     2,000  Washington County                                 1.38        9/01/2030 (i)          2,012
                                                                                             ---------
            AIRPORT/PORT (0.9%)
     1,000  Chicago Midway Airport                            3.53        1/01/2041 (i)          1,022
     1,500  Greater Orlando Aviation Auth.                    4.50       10/01/2013              1,533
     1,500  Houston Airport System                            5.00        7/01/2013              1,518
                                                                                             ---------
                                                                                                 4,073
                                                                                             ---------
            EDUCATION (0.4%)
     1,000  New Jersey EDA                                    3.10        9/01/2013              1,013
       855  Pinellas County Educational Facilities Auth.      5.00       10/01/2014                906
                                                                                             ---------
            Total Education                                                                      1,919
                                                                                             ---------
            ELECTRIC UTILITIES (1.0%)
     2,300  Air Quality Dev. Auth.                            2.25       12/01/2023 (i)          2,306
     1,000  Navajo County                                     5.50        6/01/2034 (i)          1,057
       500  West Virginia EDA                                 4.85        5/01/2019 (i)            508
       500  West Virginia EDA                                 2.25        1/01/2041 (i)            509
                                                                                             ---------
                                                                                                 4,380
                                                                                             ---------
            ELECTRIC/GAS UTILITIES (0.3%)
     1,500  South Carolina Public Service Auth.               0.90 (c)    6/02/2014              1,508
                                                                                             ---------
            ENVIRONMENTAL & FACILITIES SERVICES (1.5%)
     1,000  California Pollution Control Financing Auth.      2.63       12/01/2027 (i)          1,023
     2,000  Maricopa County IDA                               2.63       12/01/2031 (i)          2,043
     1,500  New Jersey EDA                                    2.20       11/01/2013              1,514
     2,000  South Carolina Jobs EDA                           2.25       11/01/2016 (i)          2,015
                                                                                             ---------
                                                                                                 6,595
                                                                                             ---------
            GENERAL OBLIGATION (0.6%)
     1,760  Illinois State                                    4.42        4/01/2015              1,871
     1,000  Rockland County                                   2.25        3/14/2014              1,008
                                                                                             ---------
                                                                                                 2,879
                                                                                             ---------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                      COUPON                               VALUE
(000)       SECURITY                                          RATE        MATURITY               (000)
------------------------------------------------------------------------------------------------------
            INTEGRATED OIL & GAS (0.4%)
$    1,500  Whiting Environmental Facilities                  2.80%       6/01/2044 (i)      $   1,544
                                                                                             ---------
            MULTI-LINE INSURANCE (0.4%)
     1,890  Irvine Ranch Water District Joint Power Agency    2.39        3/15/2014              1,895
                                                                                             ---------
            PAPER PRODUCTS (0.2%)
       660  Savannah EDA                                      5.10        8/01/2014                690
                                                                                             ---------
            TOLL ROADS (1.1%)
     2,500  North Texas Tollway Auth.                         2.31        9/01/2013              2,516
     2,000  North Texas Tollway Auth.                         2.44        9/01/2013              2,018
       500  Tampa-Hillsborough County Expressway Auth.        1.79        7/01/2017                500
                                                                                             ---------
                                                                                                 5,034
                                                                                             ---------
            Total Municipal Bonds (cost: $32,139)                                               32,529
                                                                                             ---------

            MONEY MARKET INSTRUMENTS (11.1%)

            VARIABLE-RATE DEMAND NOTES (10.4%)

            CONSUMER DISCRETIONARY (1.8%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.2%)
       985  Athens-Clarke County  (LOC - SunTrust Bank)       0.43       12/01/2024                985
                                                                                             ---------
            EDUCATION SERVICES (0.9%)
     4,000  Frisch School  (LOC - Sovereign Bank)             0.86        5/01/2036              4,000
                                                                                             ---------
            LEISURE FACILITIES (0.7%)
     3,000  Twins Ballpark, LLC  (INS)(LIQ)(a)                1.08       10/01/2034              3,000
                                                                                             ---------
            Total Consumer Discretionary                                                         7,985
                                                                                             ---------
            FINANCIALS (1.0%)
            -----------------
            REAL ESTATE OPERATING COMPANIES (1.0%)
     4,400  MOBR 04, LLC  (LOC - Compass Bank)                1.85        9/01/2024              4,400
                                                                                             ---------
            INDUSTRIALS (1.4%)
            ------------------
            AIRPORT SERVICES (1.1%)
     5,130  Metropolitan Nashville Airport Auth.
              (LOC - Regions Bank)(e)                         2.13        4/01/2030              5,130
                                                                                             ---------
            BUILDING PRODUCTS (0.3%)
     1,400  Union County  (LOC - SunTrust Bank)               0.43       10/01/2027              1,400
                                                                                             ---------
            Total Industrials                                                                    6,530
                                                                                             ---------
            MATERIALS (1.7%)
            ----------------
            PAPER PACKAGING (0.1%)
       500  Village of Addison (LOC - RBS Citizens, N.A.)     0.79        7/01/2021                500
                                                                                             ---------
            STEEL (1.6%)
     3,500  Blytheville                                       0.34        6/01/2028              3,500
     3,500  Indiana Finance Auth. (LOC - Banco Bilbao
              Vizcaya Argentaria S.A.)                        0.60        8/01/2030              3,500
                                                                                             ---------
                                                                                                 7,000
                                                                                             ---------
            Total Materials                                                                      7,500
                                                                                             ---------

================================================================================

9  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                      COUPON                               VALUE
(000)       SECURITY                                          RATE        MATURITY               (000)
------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (3.2%)
            ----------------------
            AIRPORT/PORT (0.9%)
$    4,000  Clark County  (LOC - Landesbank
              Baden-Wurttemberg)                              0.36%       7/01/2029          $   4,000
                                                                                             ---------
            GENERAL OBLIGATION (1.0%)
     4,500  Illinois State  (LIQ)                             2.00       10/01/2033              4,500
                                                                                             ---------
            MULTIFAMILY HOUSING (1.1%)
     3,000  Dallas Housing Finance Corp.
              (LIQ)(LOC - Citigroup, Inc.)(a)                 1.00        9/01/2019              3,000
     1,980  Southeast Texas Housing Finance Corp.
              (LIQ)(LOC - Citigroup, Inc.)(a)                 1.00        6/01/2019              1,980
                                                                                             ---------
                                                                                                 4,980
                                                                                             ---------
            SOLID WASTE DISPOSAL (0.2%)
       720  Marion County IDA  (LOC - SunTrust Bank)          0.21       10/01/2026                720
                                                                                             ---------
            Total Municipal Bonds                                                               14,200
                                                                                             ---------
            UTILITIES (1.3%)
            ----------------
            ELECTRIC UTILITIES (1.1%)
     5,000  Indiana Dev. Finance Auth.                        0.42       12/01/2038              5,000
                                                                                             ---------
            WATER UTILITIES (0.2%)
       930  Iowa Finance Auth.  (LOC - Societe Generale)      0.50       11/01/2017                930
                                                                                             ---------
            Total Utilities                                                                      5,930
                                                                                             ---------
            Total Variable-Rate Demand Notes                                                    46,545
                                                                                             ---------

NUMBER OF
SHARES
------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.7%)
 3,149,139  State Street Institutional Liquid Reserve Fund, 0.13%(h)                             3,149
                                                                                             ---------
            Total Money Market Instruments (cost: $49,694)                                      49,694
                                                                                             ---------

            TOTAL INVESTMENTS (COST: $446,325)                                               $ 450,961
                                                                                             =========

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                TOTAL
------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                 $      --         $ 217,084        $      --         $ 217,084
  Eurodollar And Yankee Obligations            --            72,668               --            72,668
  Asset-Backed Securities                      --            20,835               --            20,835
  Commercial Mortgage Securities               --            55,385               --            55,385
  U.S. Government Agency Issues                --             2,766               --             2,766
  Municipal Bonds                              --            32,529               --            32,529
Money Market Instruments:
  Variable-Rate Demand Notes                   --            46,545               --            46,545
  Money Market Funds                        3,149                --               --             3,149
------------------------------------------------------------------------------------------------------
Total                                   $   3,149         $ 447,812        $      --         $ 450,961
------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through March 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

11  | USAA Ultra Short-Term Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Ultra Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

12  | USAA Ultra Short-Term Bond Fund

================================================================================

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all bonds, valued based on methods discussed in Note A1, and all variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

13  | USAA Ultra Short-Term Bond Fund

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2013, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $3,710,000, which included when-issued securities of $1,000,000.

D. NEW ACCOUNTING PRONOUNCEMENTS -- OFFSETTING ASSETS AND LIABILITIES - In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic
210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

E. As of March 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2013, were $4,807,000 and $171,000, respectively, resulting in net unrealized appreciation of $4,636,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $448,119,000 at March 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.2% of net assets at March 31, 2013.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA           Economic Development Authority

IDA           Industrial Development Authority/Agency

REIT          Real estate investment trust

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by Assured Guaranty Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citigroup, Inc. or DEPFA Bank plc.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

15  | USAA Ultra Short-Term Bond Fund

================================================================================

(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at March 31, 2013.

(d) At March 31, 2013, the aggregate market value of securities purchased on a delayed delivery basis was $3,721,000, which included when-issued securities of $1,000,000.

(e) At March 31, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(f) Security was fair valued at March 31, 2013, by the Manager in accordance with valuation procedures approved by the Board.

(g) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

(h) Rate represents the money market fund annualized seven-day yield at March 31, 2013.

(i) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
================================================================================

                                         Notes to Portfolio of Investments |  16



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     05/22/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/27/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      05/24/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.